Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

Supplemental Schedule
EMERSON ELECTRIC CO. RETIREMENT SAVINGS PLAN

Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Year ended September 30, 2025
Employer Identification Number: 43-0259330
Plan Number: 101

Total That Constitutes
Non-Exempt Prohibited
Transactions
Participant Contributions		Contributions	Contributions	Total Fully
Transferred Late to the Plan		Corrected	Pending	Corrected Under
Check Here if Late Participant Loan	Contributions	Outside of	Correction	VFCP* and
Repayments are Included:	Not Corrected	VFCP*	in VFCP*	PTE 2002-51

$36	$36	$—	$—	$—

* Voluntary Fiduciary Correction Program (VFCP).